Employee Defined Benefit Plans - Schedule of Major Categories of Plan Assets, Measured at Fair Value (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 26.7	$ 18.9
Fair value of plan assets	459.3	422.9
Level 1
Disclosure of fair value of plan assets [Line Items]
Equities	18.7	15.2
Fixed income, corporate bonds, and gilts	71.0	6.5
Pooled fund liability-driven investments	118.2	18.7
Alternatives and property funds	2.5	0.6
Level 2 and 3 of fair value hierarchy
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	0.0	21.0
Fixed income, corporate bonds, and gilts	0.0	26.8
Annuity policies	222.2	217.7
Equities and property	$ 0.0	$ 97.5